Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. We have elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of our financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statement in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2024 and December 31, 2023.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. On December 31, 2024, the Company did not experience losses on this account and management believes the Company is not exposed to significant risks on such account.

Offering Costs

Offering Costs

The offering costs were $4,892,699 consisting principally of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are related to the IPO and are charged to shareholders’ equity upon the completion of the IPO. The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. The Company allocates offering costs between the Public Shares (as defined below in Note 3), Public Warrants (as defined below in Note 3) and Public Rights (as defined below in Note 3) based on the relative fair values of the Public Shares, Public Warrants and Public Rights. Accordingly, $4,770,382 was allocated to Public Shares and charged to temporary equity, and $122,317 was allocated to Public Warrants and Public Rights and charged to shareholders’ equity.

Investment Held in Trust Account

Investment Held in Trust Account

The Company’s portfolio of investment held in the Trust Account is mainly comprised of investments in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. Gains and losses resulting from the change in fair value of these securities and income earned from the investments held in the Trust Account is included in income earned on Trust Account in the accompanying statements of operations. The estimated fair values of investment held in the Trust Account are determined using available market information.

Income earned on these investments will be fully reinvested into the investment held in Trust Account and therefore considered as an adjustment to reconcile net income (loss) to net cash used in operating activities in the statements of cash flows. Such income reinvested will be used to redeem all or a portion of the ordinary shares upon the completion of business combination.

Earnings per Share

Net Income (Loss) Per Share

The Company complies with the accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable shares and non-redeemable shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders. As of December 31, 2024, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income/(loss) per share is the same as basic income/(loss) per share for the period presented.

The net income (loss) per share presented in the statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Net income	$1,498,591	$1,941,118
Income earned on Trust Account	(2,782,552)	(3,130,199)
Accretion of carrying value to redemption value	(550,000)	(8,427,382)
Net loss including accretion of equity into redemption value	$(1,833,961)	$(9,616,463)

	For the year ended December 31, 2024		For the year ended December 31, 2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	(1,265,212)	(568,749)	(7,330,400)	(2,286,063)
Income earned on Trust Account	2,782,552	—	3,130,199	—
Accretion of temporary equity to redemption value	550,000	—	8,427,382	—
Allocation of net income/(loss)	2,067,340	(568,749)	4,227,181	(2,286,063)

Denominators:
Weighted-average shares outstanding	4,747,637	2,134,200	6,830,959	2,130,307
Basic and diluted net income/(loss) per share	0.44	(0.27)	0.62	(1.07)

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. As the Company’s warrants meet all the criteria for equity classification, both public and private warrants are classified in shareholders’ equity/(deficit).

Ordinary Shares Subject to Possible Redemption

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2024, 1,335,250 ordinary shares subject to possible redemption are presented at redemption value of $11.41 per share as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit. The Company allocates gross proceeds between the Public Shares, Public Warrants and Public Rights based on the relative fair values of the Public Shares, Public Warrants and Public Rights.

At December 31, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Rights	(621,000)
Proceeds allocated to Public Warrants	(1,104,000)
Allocation of offering costs related to redeemable shares	(4,770,382)
Accretion of carrying value to redemption value	7,737,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,820,199
Ordinary shares subject to possible redemption - December 31, 2023	$74,062,199
Redemption of public shares	(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,332,552
Ordinary shares subject to possible redemption – December 31, 2024	$15,240,284

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

Income earned from U.S. debt obligations held by the Trust Account is intended to qualify for the portfolio income exemption or otherwise be exempt from U.S. withholding taxes. Furthermore, shareholders of the Company’s shares may be subject to tax in their respective jurisdictions based on applicable law, for instance, United States persons may be subject to tax on amounts deemed received depending on whether the Company is a passive foreign investment company and whether U.S. persons have made any applicable tax elections permitted under applicable law. The provision for income taxes was deemed to be immaterial.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of Estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for estimated uncollectible receivables, realizability of advance to suppliers, useful lives of equipment, the recoverability of long-lived assets, revenue recognition and realization of deferred tax assets. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from those estimates.

Uses of estimates

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for estimated uncollectible receivables, realizability of advance to suppliers, useful lives of equipment, the recoverability of long-lived assets, revenue recognition and realization of deferred tax assets. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended September 30, 2024 and 2023, there were no dilutive shares.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2024 and 2023, there were no dilutive shares.

Fair Value of Financial Instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable prepayments and other current assets, , accounts payable, due to related parties, , operating lease liabilities, approximate the fair value of the respective assets and liabilities as of September 30 and March 31, 2024 based upon the short-term nature of the assets and liabilities. The fair value of long-term operating lease liabilities approximates their recorded values as their stated interest rates approximate the rates currently available.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, inventories, advances to suppliers, due from related parties, prepaid expenses and other current assets, short-term bank loans, accounts payable, due to related parties, taxes payable, unearned revenue, operating lease liabilities, accrued expenses and other current liabilities, approximate the fair value of the respective assets and liabilities as of March 31, 2024 and 2023 based upon the short-term nature of the assets and liabilities. The fair value of long-term operating lease liabilities approximates their recorded values as their stated interest rates approximate the rates currently available.

Income Taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended September 30, 2024 and 2023. The Company does not believe there was any uncertain tax provision at September 30, 2024 and 2023.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2024 and 2023. The Company does not believe there was any uncertain tax provision as of March 31, 2024 and 2023.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amended guidance requires incremental reportable segment disclosures, primarily about significant segment expenses. The amendments also require entities with a single reportable segment to provide all disclosures required by these amendments, and all existing segment disclosures. The amendments will be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to our consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amended guidance requires incremental reportable segment disclosures, primarily about significant segment expenses. The amendments also require entities with a single reportable segment to provide all disclosures required by these amendments, and all existing segment disclosures. The amendments will be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to our consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Accounts receivable, net

Accounts receivable, net

Accounts receivables are presented net of allowance for doubtful accounts. The Company uses the current expected credit losses model to determine credit-related impairment losses for financial instruments held at amortized cost and to estimate these expected credit losses over the life of an exposure (or pool of exposures). The estimate of expected credit losses considers both historical and current information, reasonable and supportable forecasts, as well as estimates of prepayments. The estimated credit losses and subsequent adjustment to such loss estimates are recorded through an allowance account which is deducted from the amortized cost of the financial instrument, with the offset recorded in current earnings. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the collection is not probable. As of September 30 and March 31, 2024, accounts receivable represents the commissions due from insurance companies and there was no allowance recorded as the Company considers all of the accounts receivable fully collectible.

The following table sets forth the aging analysis of accounts receivable:

	September 30, 2024	March 31, 2024
	(Unaudited)

Up to three months	237,545	72,346
Less: Allowance for current expected credit losses	-	-
Total accounts receivable, net	237,545	72,346

Accounts receivable, net

Accounts receivables are presented net of allowance for credit losses. In accordance with Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), the Company establishes a provision for credit losses when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimate of specific losses on individual exposures, the aging of its accounts receivable balance, current economic and business conditions, and anticipated future economic events that may impact collectability. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for credit losses after management has determined that collection is not probable. As of March 31, 2024 and 2023, accounts receivable represents the commissions due from insurance companies and there was no allowance recorded as the Company considers all of the accounts receivable fully collectible.

The following table sets forth the aging analysis of accounts receivable:

	March 31, 2024	March 31, 2023

Up to three months	72,346	360,657
Less: Allowance for current expected credit losses	-	-
Total accounts receivable, net	72,346	360,657

Equipment, net

Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office Equipment	5 years
Fixtures & Furniture	5 years
Computers	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office Equipment	5 years
Fixtures & Furniture	5 years
Computers	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets, such as property, plant and equipment and intangible assets, are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. The recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized as of September 30 and March 31, 2024 based on the Company’s assessment.

Impairment of long-lived Assets

Long-lived assets, such as property, plant and equipment and intangible assets, are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. The recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized as of March 31, 2024 and 2023 based on the Company’s assessment.

Revenue recognition

Revenue recognition

In accordance with ASC Topic 606, which the Company early adopted from July 1, 2017, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s revenue is derived from insurance brokerage services with respect to life insurance products. The Company, through its subsidiaries, carry on business of negotiating or arranging contracts of insurance products in or from Hong Kong as the agent of the policy holder or potential policy holder or advising on matters related to insurance, and is compensated in the form of commissions from the respective insurance companies, according to the terms of each service agreement made by and between the Company and the insurance companies.

The Company enters into insurance brokerage service contracts with insurance companies to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed first year commission entitled by the Company in exchange for its sales facilitation service provided to the insurance companies. These commissions are normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium to the insurance companies from sales facilitated by the Company in respect of an insurance product. The insurance companies have the right to amend the prospective commission percentage from time to time at their entire discretion by giving written notice to the Company.

Billing of the commission is controlled by the insurance companies, therefore, the data necessary to reasonably determine the revenue amounts is made available to the Company by the insurance companies on a monthly basis or semi-monthly basis. Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective and noncancelable; that is, according to the contracts with insurance companies, when the signed insurance policy is in place, the premium is collected from the policyholder and a cooling off period (normally 21 days) is elapsed. “Cooling off period” is defined as the period that the policyholders can unconditionally cancel their insurance contract and obtain refunds after the contract has been established. Generally, at the time when the insurance policy is signed, it is difficult for the Company to assess the policyholder’s ability and intention to pay the premium due on the policy or cancel the policy during the cooling off period. Therefore, it is not possible for the Company to estimate if it will collect substantially all of the commissions to which it will be entitled in exchange for our insurance brokerage services. For this reason, the Company recognizes revenue at a point in time when the premiums are collected by the respective insurance companies and cooling off period (normally 21 days) is elapsed, due to the specific practice in the industry.

Revenue from renewal service fees is based on actual renewal premiums paid by policyholders referred by the Company to the insurance company and is in the form of renewal commissions. Renewal service fees, which are considered as variable consideration, are not included in the initial transaction price and are recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company and the policy is renewed, because the Company is not able to conclude a significant reversal to the estimated variable consideration not probable until the contingency resolved. Renewal commissions are determined by multiplying a pre-agreed charge rate with renewal premiums actually paid by the policyholders.

 An insurance intermediary is defined as a vendor who refers potential insurance policyholders to the Company and is rewarded with commissions. The Company is obligated to pay commissions to insurance intermediaries for insurance policies sold to the potential insurance policyholders they refer pursuant to the service contracts the Company entered with, when the insurance policies become effective.

Since the insurance intermediaries have no insurance broker license, they refer potential insurance policyholders to the Company who then sold the insurance products provided to them through providing brokerage service. And according to the contracts with insurance companies, the Company is considered the sole provider of the brokerage service and bears the risks associated with the contract. Therefore, as a licensed broker, the Company believes they, instead of the insurance intermediaries, control the service before it is transferred to and accepted by insurance companies, i.e. the customers, and recognize commission revenue granted from insurance companies on a gross basis, while the commissions paid to its insurance intermediaries are recognized as cost of revenue.

Revenue recognition

In accordance with ASC Topic 606, which the Company early adopted from July 1, 2017, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s revenue is derived from insurance brokerage services with respect to life insurance products. The Company, through its subsidiaries, carry on business of negotiating or arranging contracts of insurance products in or from Hong Kong as the agent of the policy holder or potential policy holder or advising on matters related to insurance, and is compensated in the form of commissions from the respective insurance companies, according to the terms of each service agreement made by and between the Company and the insurance companies.

The Company enters into insurance brokerage service contracts with insurance companies to specify key terms and conditions of each arrangement, which among other things, include a pre-agreed first year commission entitled by the Company in exchange for its sales facilitation service provided to the insurance companies. These commissions are normally calculated as a percentage (which varies depending on the insurance products involved) of the premium to the insurance companies from sales facilitated by the Company in respect of an insurance product. The insurance companies have the right to amend the prospective commission percentage from time to time at their entire discretion by giving written notice to the Company.

Billing of the commission is controlled by the insurance companies, therefore, the data necessary to reasonably determine the revenue amounts is made available to the Company by the insurance companies on a monthly basis or semi-monthly basis. Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective and noncancelable; that is, according to the contracts with insurance companies, when the signed insurance policy is in place, the premium is collected from the policyholder and a cooling off period (normally 21 days) is elapsed. “Cooling off period” is defined as the period that the policyholders can unconditionally cancel their insurance contract and obtain refund after the contract has established. Generally, at the time when the insurance policy is signed, it is difficult for the Company to assess the policyholder’s ability and intention to pay the premium due on the policy or cancel the policy during the cooling off period. Therefore, it is not possible for the Company to estimate if it will collect substantially all of the commissions to which it will be entitled in exchange for our insurance brokerage services. For this reason, the Company recognize revenue at a point in time when the premiums are collected by the respective insurance companies and cooling off period (normally 21 days) is elapsed, due to the specific practice in the industry.

Revenue from renewal service fees is based on actual renewal premiums paid by policyholders referred by the Company to the insurance company and is in the form of renewal commissions. Renewal service fees, which are considered as variable consideration, are not included in the initial transaction price and are recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company and the policy is renewed, because the Company is not able to conclude a significant reversal to the estimated variable consideration not probable until the contingency resolved. Renewal commissions are determined by multiplying a pre-agreed charge rate with renewal premiums actually paid by the policyholders.

An insurance intermediary is defined as a vendor who refer potential insurance policyholders to the Company and is rewarded with commissions. The Company is obligated to pay commissions to insurance intermediaries for insurance policies sold to the potential insurance policyholders they refer pursuant to the service contracts the Company entered with, when the insurance policies become effective.

Since the insurance intermediaries have no insurance broker license, they refer their clients to the Company who then sold the insurance products provides to them through providing brokerage service. And according to the contracts with insurance companies, the Company is considered the sole provider of the brokerage service and bears the risks associated with the contract. Therefore as a licensed broker, the Company believes they, instead of the insurance intermediaries, control the service before it is transferred to and accepted by insurance companies, i.e. the customers, and recognize commission revenue granted from insurance companies on a gross basis, while the commissions paid to its insurance intermediaries are recognized as cost of revenue.

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue by types of commission and fee earn, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s total revenues by commission type for the six months ended September 30, 2024 and 2023 was as follows:

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue - first year commission	$2,642,434	$6,674,788
Revenue - renewal commission	207,418	96,937
Other activities	-	3,974
Total revenue	$2,849,852	$6,775,699

Disaggregation of Revenues

The Company disaggregates its revenue by types of commission and fee earned, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s total revenues by commission type for the years ended March 31, 2024 and 2023 was as follows:

	For years ended March 31,
	2024	2023

Revenue - first year commission	$10,358,016	$704,619
Revenue - renewal commission	521,976	132,852
Other activities	7,838	7,925
Total revenue	$10,887,830	$845,395

Cost of revenue

Cost of revenue

Cost of revenue consists of the costs of commissions paid to insurance intermediaries who refer their clients (i.e. potential insurance policyholders) to the Company. According to the agreements with the insurance intermediaries, they shall refer clients they develop to the Company, and are compensated for the insurance products bought by those clients when become effective, with an agreed-upon percentage of the commission The Company entitled from the insurance companies. The payments would be made to insurance intermediaries on a monthly basis after the corresponding commissions from the insurance companies are collected by the Company.

Compensation and benefits				Compensation and benefits Compensation and benefits primarily include salary, bonus and employee defined benefits paid to the Company’s employees.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses represent primarily payroll and benefits costs for administrative employees, rent and operating costs of office premises, depreciation and amortization of office facilities, professional fees and other administrative expenses.

General and Administrative Expenses

General and administrative expenses represent primarily costs for rent and operating costs of office premises, depreciation and amortization of office facilities, professional fees and other administrative expenses.

Segment Reporting

Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments.

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. CEO has determined that the Company has only one reporting segment as of and for the six months ended September 30, 2024 and 2023.

Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments.

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. CEO has determined that the Company has only one reporting segment as of and for the years ended March 31, 2024 and 2023.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for HCYC Cayman and HCYC Agent is the U.S Dollar (“US$”). HCYC Cayman and HCYC Agent currently only serve as the holding companies and did not have active operations as of September 30 and March 31, 2024. The Company operates its business through HCYC HK as of September 30 and March 31, 2024, which uses Hong Kong dollar(“HKD”) as its functional currency. The Company’s consolidated financial statements have been translated into and reported in US$.

Assets and liabilities accounts are translated using the exchange rate at each reporting period’s end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2024	March 31, 2024	September 30, 2023
Period-end spot rate	US$1=HKD7.7693	US$1=HKD7.8259	US$1=HKD7.8308
Average rate	US$1=HKD7.8084	US$1=HKD7.8246	US$1=HKD7.8317

Foreign Currency Translation

The functional currency for HCYC Cayman and HCYC Agent is the U.S Dollar (“US$”). HCYC Cayman and HCYC Agent currently only serve as the holding companies and did not have active operations as of March 31, 2024. The Company operates its business through HCYC HK as of March 31, 2024 and 2023, which uses Hong Kong dollar(“HKD”) as its functional currency. The Company’s consolidated financial statements have been translated into and reported in US$.

Assets and liabilities accounts are translated using the exchange rate at each reporting period’s end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2024	March 31, 2023
Period-end spot rate	US$1=HKD7.8259	US$1=HKD7.8499
Average rate	US$1=HKD7.8246	US$1=HKD7.8389

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in HKD to US$ is reported in other comprehensive income (loss) in the consolidated statements of comprehensive loss.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in HKD to US$ is reported in other comprehensive income (loss) in the consolidated statements of comprehensive loss.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Employee Defined Contribution Plan

Employee Defined Contribution Plan

Full time employees of the Company’s subsidiary in Hong Kong participate in Mandatory Provident Fund Scheme, which is an employee defined contribution plan mandated by the government. Employee defined benefits included as expenses in the accompanying statements of operation and comprehensive income (loss) amounted to $8,971 and $7,014 for the six months ended September 30, 2024 and 2023, respectively.

Employee Defined Contribution Plan

Full time employees of the Company’s subsidiary in Hong Kong participate in Mandatory Provident Fund Scheme, which is an employee defined contribution plan mandated by the government. Employee defined benefits included as expenses in the accompanying statements of operation and comprehensive income (loss) amounted to $15,919 and $ 13,170 for the years ended March 31, 2024 and 2023, respectively.

Lease

Lease

On April 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02. Under this guidance, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, noncurrent in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Lease

On April 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02. Under this guidance, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, noncurrent in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Cost of revenue

Cost of revenue

Cost of revenue consists of the costs of commissions paid to insurance intermediaries who refer their potential insurance policyholders to the Company. According to the agreements with the insurance intermediaries, they shall refer clients they develop to the Company, and are compensated for the insurance products bought by those clients when become effective, with an agreed-upon percentage of the commission the Company entitled from the insurance companies. The payments would be made to insurance intermediaries on a monthly basis after the corresponding commissions from the insurance companies are collected by the Company.